December 10, 2019

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund ("AAF")

BNY Mellon Emerging Markets Fund ("EMF")

BNY Mellon International Fund ("IF")

BNY Mellon International Equity Income Fund ("IEIF")

BNY Mellon Large Cap Stock Fund ("LCSF")

BNY Mellon Small Cap Multi-Strategy Fund ("SCMF")

BNY Mellon Small/Mid Cap Multi-Strategy Fund ("SMCMF")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Nicholas Cohn[1]	3	$527M	None	N/A	None	N/A
Julianne McHugh[2]	2	$178M	None	N/A	None	N/A
Michael Mongelluzzo[3]	2	$950M	None	N/A	None	N/A
Thomas Murphy[3]	2	$950M	None	N/A	1,114	$5.6B
Tao Wang[4]	2	$319M	None	N/A	None	N/A
Chris Yao[5]	13	$6.7B	None	N/A	None	N/A

1    Because Mr. Cohn became a primary portfolio manager of SMCMF and SCMF as of December 10, 2019, his information is as of October 31, 2019.

2   Because Ms. McHugh became a primary portfolio manager of EMF as of December 10, 2019, her information is as of October 31, 2019.

3   Because Messrs. Mongelluzzo and Murphy became primary portfolio managers of AAF as of December 10, 2019, their information is as of October 31, 2019.

4    Because Mr. Wang became a primary portfolio manager of IEIF as of December 10, 2019, his information is as of October 31, 2019.

5   Because Mr. Yao became a primary portfolio manager of EMF, LCSF and IF as of December 2, 2019, his information is as of October 31, 2019.

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The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Nicholas Cohn	None	None	None
Julianne McHugh	None	None	None
Michael Mongelluzzo	None	None	None
Thomas Murphy	None	None	None
Tao Wang	None	None	None
Chris Yao	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Nicholas Cohn[1]	SCMF	None
	SMCMF	None
Julianne McHugh[2]	EMF	None
Michael Mongelluzzo[3]	AAF	None
Thomas Murphy[3]	AAF	None
Tao Wang[4]	IEIF	None
Chris Yao[5]	EMF	None
	LCSF	None
	IF	None

1    Because Mr. Cohn became a primary portfolio manager of SMCMF and SCMF as of December 10, 2019, his information is as of October 31, 2019.

2   Because Ms. McHugh became a primary portfolio manager of EMF as of December 10, 2019, her information is as of October 31, 2019.

3    Because Messrs. Mongelluzzo and Murphy became primary portfolio managers of AAF as of December 10, 2019, their information is as of October 31, 2019.

4    Because Mr. Wang became a primary portfolio manager of IEIF as of December 10, 2019, his information is as of October 31, 2019.

5  Because Mr. Yao became a primary portfolio manager of EMF, LCSF and IF as of December 2, 2019, his information is as of October 31, 2019.

GRP12-SAISTK-1219